Property and Equipment, net (Details) (USD $) In Thousands, unless otherwise specified							9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Land and improvements	Dec. 31, 2012 Land and improvements	Dec. 31, 2011 Land and improvements	Sep. 30, 2013 Land and improvements Minimum	Dec. 31, 2012 Land and improvements Minimum	Sep. 30, 2013 Land and improvements Maximum	Dec. 31, 2012 Land and improvements Maximum	Sep. 30, 2013 Buildings and improvements	Dec. 31, 2012 Buildings and improvements	Dec. 31, 2011 Buildings and improvements	Sep. 30, 2013 Buildings and improvements Minimum	Dec. 31, 2012 Buildings and improvements Minimum	Sep. 30, 2013 Buildings and improvements Maximum	Dec. 31, 2012 Buildings and improvements Maximum	Sep. 30, 2013 Furniture, fixtures, and equipment	Dec. 31, 2012 Furniture, fixtures, and equipment	Dec. 31, 2011 Furniture, fixtures, and equipment	Sep. 30, 2013 Furniture, fixtures, and equipment Minimum	Dec. 31, 2012 Furniture, fixtures, and equipment Minimum	Sep. 30, 2013 Furniture, fixtures, and equipment Maximum	Dec. 31, 2012 Furniture, fixtures, and equipment Maximum	Sep. 30, 2013 Amenities assets	Dec. 31, 2012 Amenities assets	Dec. 31, 2011 Amenities assets
Property and Equipment, net
Useful Life							10 years	10 years	15 years	15 years				5 years	5 years	40 years	40 years				2 years	2 years	15 years	15 years
Gross	$ 33,383	$ 32,779	$ 33,460	$ 13,869	$ 13,922	$ 13,848					$ 13,958	$ 14,100	$ 15,483					$ 5,556	$ 4,757	$ 4,129
Less accumulated depreciation	(9,364)	(8,466)	(6,665)
Property and equipment, net	$ 24,019	$ 24,313	$ 26,795																						$ 21,800	$ 22,200	$ 24,600